Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Cash Flow From Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Net increase in cash and cash equivalents	$ 539	$ 755	$ 827
AUSTRALIA
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Cash flow from operating activities	640	883	858
Cash flow from investing activities	(77)	(109)	(10)
Cash flow from financing activities	(24)	(19)	(21)
Net increase in cash and cash equivalents	$ 539	$ 755	$ 827